                                 Annual Report
                               December 31, 1999

                                  Legg Mason
                                  Investment
                                  Trust, Inc.


                               Opportunity Trust


                                      LEGG
                                     MASON
                                     FUNDS
                                      LOGO
                           The Art of Investing/SM/


Investment Adviser
       LMM, LLC
       Baltimore, MD

Board of Directors
       John F. Curley, Jr., Chairman
       Jennifer W. Murphy, President
       Richard G. Gilmore
       Arnold L. Lehman
       Dr. Jill E. McGovern
       G. Peter O'Brien
       T. A. Rodgers

Transfer and Shareholder Servicing Agent
       Boston Financial Data Services
       Boston, MA

Custodian
       State Street Bank & Trust Company
       Boston, MA

Counsel
       Kirkpatrick & Lockhart LLP
       Washington, DC

Independent Auditors
       Ernst & Young LLP
       Philadelphia, PA


       This report is not to be distributed unless preceded or accompanied by a prospectus.


                      Legg Mason Wood Walker, Incorporated

                   -----------------------------------------
                                100 Light Street
                    P.O. Box 1476, Baltimore, MD 21203-1476
                                410 o 539 o 0000

LMF-088
2/00

To Our Shareholders,

  Welcome to Legg Mason Investment Trust, Inc. The Trust's first fund, Legg Mason Opportunity Trust, was launched on December 30, 1999, and at this writing has more than $300 million in net assets. At December 31, 1999, the net asset value of the Fund was unchanged at $10.00.

  Securities and Exchange Commission regulations require that mutual fund shareholders be provided with audited financial statements following a fund's fiscal year end. The Opportunity Trust has adopted a December 31 year end and is therefore required to be audited by independent auditors and to report the results of that audit to its shareholders. Ernst & Young LLP, the Fund's independent auditors, has concluded its annual examination and audited financial statements for the fiscal period ended December 31, 1999, are included in this report.

  We are very excited to offer this Fund, the most recent addition to the Legg Mason Family of Funds. The Fund seeks long-term growth of capital. Bill Miller, portfolio manager for the Fund, brings more than 17 years of investment experience to this new effort. Beginning with our next letter to you, Bill will offer his thoughts on the Fund's portfolio strategy and outlook. You may be interested to know that Bill has been the subject of recent articles in a number of leading financial publications, including the December 31, 1999 edition of the Wall Street Journal and the October 1999 issue of Money magazine. Both articles can be viewed on our Website at www.leggmason.com.

  Many of our shareholders regularly add to their Fund holdings by authorizing automatic monthly transfers from their bank checking or Legg Mason brokerage accounts. We will be happy to help you make these arrangements if you would like to purchase shares in this convenient way.

  We look forward to a long-term and rewarding relationship with you. As always, we appreciate your support and welcome your comments.


                                  Sincerely,

                                  /s/ Jennifer W. Murphy
                                  -----------------------
                                  Jennifer W. Murphy
                                  President

January 20, 2000

   Portfolio of Investments
   Legg Mason Investment Trust, Inc.
   December 31, 1999

   Opportunity Trust

                                                                       Shares/Par          Value
   -----------------------------------------------------------------------------------------------------
Repurchase Agreement
   Bank of America
     3.10%, dated 12/31/99, to be repurchased at $1,944,141 on 1/3/00
     (Collateral: $2,170,250 Freddie Mac mortgage-backed securities,
     6%, due 9/1/28, value $1,997,309)
     (Identified Cost -- $1,943,639)*                                   $1,943,639     $  1,943,639
                                                                                       ------------
   Total Investments                                                                   $  1,943,639
                                                                                       ============
   -----------------------------------------------------------------------------------------------------

   *Also represents cost for federal income tax purposes.

                        -----------------------------


   Statement of Assets and Liabilities
   Legg Mason Investment Trust, Inc.
   December 31, 1999

   Opportunity Trust

   -----------------------------------------------------------------------------------------------------
Assets:
   Investments at value                                                                $  1,943,639
   Receivable for:
     Fund shares sold                                                                   144,129,216
     Accrued interest                                                                           167
   Other assets                                                                              27,040
                                                                                       ------------
     Total assets                                                                       146,100,062
                                                                                       ------------
Liabilities:
   Due to manager and distributor                                                             5,806
   Accrued expense                                                                            1,415
                                                                                       ------------
     Total liabilities                                                                        7,221
   ------------------------------------------------------------------------------------------------
   Net assets                                                                          $146,092,841
                                                                                       ============
Analysis of Net Assets:
   Accumulated paid-in capital applicable to
     14,609,989 shares outstanding                                                     $146,099,895
   Accumulated net investment income/(loss)                                                  (7,054)
   ------------------------------------------------------------------------------------------------
   Net assets                                                                          $146,092,841
                                                                                       ============
   Net asset value per share                                                                 $10.00
                                                                                             ======
   -----------------------------------------------------------------------------------------------------

   See notes to financial statements

   Statement of Operations
   Legg Mason Investment Trust, Inc.
   For the Period Ended December 31, 1999*

   Opportunity Trust

   -----------------------------------------------------------------------------------------------------
Investment Income:
   Interest                                                                                  $   167
                                                                                             -------
   Total Income                                                                                  167
Expenses:
   Management fee                                                           $ 3,629
   Distribution and service fees                                              3,628
   Other expenses                                                             1,415
                                                                            -------
                                                                              8,672
     Less fees waived                                                        (1,451)
                                                                            -------
     Total expenses, net of waivers                                                            7,221
                                                                                             -------
   Net Investment Income/(Loss)                                                               (7,054)
   -----------------------------------------------------------------------------------------------------
   Change in Net Assets Resulting From Operations                                            $(7,054)
   -----------------------------------------------------------------------------------------------------

   *December 30, 1999 (commencement of operations)to December 31, 1999.

                        -----------------------------

   Statement of Changes in Net Assets
   Legg Mason Investment Trust, Inc.

   Opportunity Trust

                                                                                 For the Period Ended
                                                                                  December 31, 1999*
   -----------------------------------------------------------------------------------------------------
Change in Net Assets:
   Net investment income/(loss)                                                       $     (7,054)
   Change in net assets from Fund share transactions                                   145,999,895
   -----------------------------------------------------------------------------------------------------
   Change in net assets                                                                145,992,841
Net Assets:
   Beginning of period                                                                     100,000
   -----------------------------------------------------------------------------------------------------
   End of period                                                                      $146,092,841
   -----------------------------------------------------------------------------------------------------

   *December 30, 1999 (commencement of operations) to December 31, 1999.

    See notes to financial statements.

Financial Highlights
Legg Mason Investment Trust, Inc.

  Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information provided in the financial statements.

                                                  Investment Operations                            Distributions
                                       -------------------------------------------   ----------------------------------------
                                                                                                     From
                        Net Asset         Net        Net Realized         Total         From         Net
                          Value,       Investment   and Unrealized        From          Net        Realized
                        Beginning        Income     Gain (Loss) on      Investment   Investment     Gain on         Total
                        of Period        (Loss)      Investments        Operations     Income     Investments   Distributions
-----------------------------------------------------------------------------------------------------------------------------
Period Ended Dec. 31,
  1999/A/                $10.00           $--            $--               $--          $--          $--            $--
-----------------------------------------------------------------------------------------------------------------------------

                                                           Ratios/Supplemental Data
                                     -------------------------------------------------------------------
                                                                    Net
                         Net Asset                              Investment
                         Expenses                 Expenses     Income (Loss)    Portfolio    Net Assets,
                          End of      Total      to Average     to Average      Turnover       End of
                          Period      Return     Net Assets     Net Assets        Rate         Period
 -------------------------------------------------------------------------------------------------------
Period Ended Dec. 31,
  1999/A/                 $10.00       N.M.       1.99%/B,C/       N.M.            --%      $146,092,841
 -------------------------------------------------------------------------------------------------------

/A/ For the period December 30, 1999 (commencement of operations) to
    December 31, 1999.
/B/ Net of fees waived pursuant to an expense limitation of 1.99% of average daily net assets through December 31, 2000. If no fees had been waived by LMM, the annualized ratio of expenses to average daily net assets for the period would have been 2.39%.
/C/ Annualized.
    N.M. - Not meaningful.

    See notes to financial statements.

                         -----------------------------

   Notes to Financial Statements
   Legg Mason Investment Trust,  Inc.

   -----------------------------------------------------------------------------
1. Significant Accounting Policies:

      The Legg Mason Investment Trust, Inc. ("Corporation"), consisting of the Legg Mason Opportunity Trust ("Fund"), was organized on October 8, 1999, and is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified investment company. The Fund currently offers only Primary Class shares, which commenced selling shares on December 30, 1999. The Fund had no substantive operations prior to December 30, 1999, other than those matters related to its organization and initial registration. The Fund has an investment management agreement with LMM, LLC ("LMM"). Organization costs of approximately $100,000 were expensed by the Fund and reimbursed by LMM prior to December 30, 1999. These costs are subject to reimbursement to LMM by the Fund through December 2002, subject to the expense limitation as discussed in Note 4.

   Security Valuation

      Securities owned by the Fund for which market quotations are readily available are valued at current market value. In the absence of readily available market quotations, securities are valued at fair value as determined by the Fund's Board of Directors. Where a security is traded on more than one market, which may include foreign markets, the securities are generally valued on the market considered by the Fund's adviser to be the primary market. Securities with remaining maturities of 60 days or less are valued at amortized cost. The Fund will value its foreign securities in U.S. dollars on the basis of the then-prevailing exchange rates.

   -----------------------------------------------------------------------------
   Investment Income and Distributions to Shareholders

      Interest income and expenses are recorded on the accrual basis. Bond premiums are amortized for financial reporting and federal income tax purposes. Bond discounts, other than original issue and zero-coupon bonds, are not amortized. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if available, will be paid annually. Net capital gain distributions are declared and paid after the end of the tax year in which the gain is realized. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.

   Security Transactions

      Security transactions are recorded on the trade date. Realized gains and losses from security transactions are reported on an identified cost basis for both financial reporting and federal income tax purposes.

   Deferred Offering Costs

      Offering costs have been deferred and are being expensed over a twelve-month period beginning the day operations commenced.

   Federal Income Taxes

      No provision for federal income or excise taxes is required since the Fund intends to qualify as a regulated investment company and distribute all of its taxable income to its shareholders.

   Use of Estimates

      Preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Investment Transactions:

      There were no investment transactions (excluding short-term investments) for the period ended December 31, 1999.

3. Repurchase Agreements:

      All repurchase agreements are fully collateralized by obligations issued by the U.S. Government or its agencies and such collateral is in the possession of the Fund's custodian. The value of such collateral includes accrued interest. Risks arise from the possible delay in recovery or potential loss of rights in the collateral should the issuer of the repurchase agreement fail financially. The Fund's investment adviser reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

4. Transactions With Affiliates:

      For its services to the Fund, LMM receives a management fee, calculated daily and payable monthly, at an annual rate of 1.00% of the average daily net assets of the Fund up to $100 million and 0.75% of its average daily net assets in excess of $100 million. Under the terms of the agreement, LMMhas agreed to waive

   -----------------------------------------------------------------------------
   its fees to the extent the Fund's expenses (exclusive of taxes, interest, brokerage and extraordinary expenses) exceed 1.99% of average daily net assets through December 31, 2000. Thereafter, through December 31, 2003, the Fund is required to reimburse LMMfor these expenses, provided that average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing the Fund's ratio of expenses to average daily net assets to exceed 1.99%.

      As of December 31, 1999, $2,178 was payable and $101,451 (including organization costs) is subject to reimbursement by the Fund to LMM.

      Legg Mason Fund Adviser, Inc. ("LMFA") serves as sub-manager to the Fund under a sub-management agreement with LMM. For LMFA's services to the Fund, LMM(not the Fund)pays LMFA a fee, calculated daily and payable monthly, of 0.10% of the average daily net assets of the Fund up to $100 million and 0.05% of the average daily net assets of the Fund in excess of $100 million.

      Legg Mason Wood Walker, Incorporated ("Legg Mason"), a member of the New York Stock Exchange, serves as distributor of the Fund. Legg Mason receives an annual distribution fee and an annual service fee, based on the Fund's Primary Class's average daily net assets, computed daily and payable monthly as follows:

                                                       At December 31, 1999
                                                   ----------------------------
   Distribution                      Service         Distribution and Service
       Fee                             Fee                 Fees Payable
   -----------------------------------------------------------------------------
      0.75%                            0.25%                 $3,628

      The Fund paid no brokerage commissions to Legg Mason for the period ended December 31, 1999.

      Legg Mason also has an agreement with the Fund's transfer agent to assist it with some of its duties. For this assistance, the transfer agent paid Legg Mason no fees for the period ended December 31, 1999.

      LMM,LMFA and Legg Mason are corporate affiliates of Legg Mason, Inc.

5. Fund Share Transactions:

      At December 31, 1999, there were 400,000,000 shares authorized at $0.001 par value for the Fund. Share transactions were as follows:

                                                                 Reinvestment
                                          Sold                 of Distributions      Repurchased              Net Change
                                --------------------------   -------------------   ---------------    --------------------------
                                  Shares         Amount      Shares       Amount   Shares   Amount      Shares         Amount
Period Ended Dec. 31, 1999*     14,599,989    $145,999,895     --           $--       --     $--      $14,599,989   $145,999,895

---------
December 30, 1999 (commencement of operations) to December 31, 1999.

   Report of Ernst & Young LLP, Independent Auditors

   To the Shareholders and Directors of Legg Mason Investment Trust, Inc.:

      We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Legg Mason Investment Trust, Inc., comprised of the Legg Mason Opportunity Trust (the "Fund"), as of December 31, 1999, and the related statement of operations, statement of changes in net assets, and financial highlights for the period December 30, 1999 (commencement of operations) through December 31, 1999. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

      We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the Fund's custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Legg Mason Opportunity Trust at December 31, 1999, and the results of its operations, the changes in its net assets and its financial highlights for the period December 30, 1999 (commencement of operations) through December 31, 1999, in conformity with accounting principles generally accepted in the United States.

                                                      /s/ Ernst & Young LLP
                                                      -------------------------
                                                          Ernst & Young LLP

Philadelphia, Pennsylvania
February 2, 2000